Cover	Jul. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 12, 2022
Entity File Number	000-52994
Entity Registrant Name	THE OLB GROUP, INC.
Entity Central Index Key	0001314196
Entity Tax Identification Number	13-4188568
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	(212)
Local Phone Number	278-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	OLB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable